OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.7%
	FIXED INCOME - 47.7%
3,000	BondBloxx JP Morgan USD Emerging Markets 1-10 Year, USD Class	$ 133,740
392,700	First Trust Preferred Securities and Income ETF	7,154,994
2,737,600	Invesco Senior Loan ETF(a)	57,489,600
131,400	iShares 20+ Year Treasury Bond ETF	11,452,824
504,600	iShares iBoxx $ High Yield Corporate Bond ETF(a)	40,685,898
608,100	iShares J.P. Morgan USD Emerging Markets Bond ETF	58,547,868
401,300	iShares MBS ETF	38,211,786
564,300	iShares Preferred and Income Securities ETF	17,470,728
353,600	Janus Henderson AAA CLO ETF(a)	17,885,088
351,700	JPMorgan Active Bond ETF	19,016,419
597,185	JPMorgan Mortgage-Backed Securities ETF(a)	30,492,266
204,100	PIMCO Active Bond ETF	18,997,628
1,534,300	PIMCO Multi Sector Bond Active ETF	40,935,124
208,900	Pimco Senior Loan Active ETF	10,503,492
435,000	SPDR Blackstone Senior Loan ETF	17,952,450
348,300	SPDR Bloomberg Barclays Emerging Markets Local ETF	7,443,171
2,641,000	VanEck J. P. Morgan EM Local Currency Bond ETF	68,190,620
412,000	VanEck Vectors Investment Grade Floating Rate ETF(a)	10,497,760
996,500	Vanguard Total Bond Market ETF	73,810,755
482,900	Virtus InfraCap U.S. Preferred Stock ETF(a)	10,406,495
	TOTAL EXCHANGE-TRADED FUNDS (Cost $549,602,958)	557,278,706

	OPEN END FUNDS — 51.8%
	ALTERNATIVE - 3.5%
1,056,565	Eaton Vance Global Macro Absolute Return Advantage, Class I	12,351,250
2,719,763	Metropolitan West Unconstrained Bond Fund, Class I	28,503,120
62,677	Victory Market Neutral Income Fund, Class I	542,783
		41,397,153
	FIXED INCOME - 48.3%
10,135	Allspring Municipal Bond Fund, Institutional Class	98,314
6,004	American Century High Income Fund, Class I	52,773
3,413,130	Angel Oak Multi-Strategy Income Fund, Institutional Class	29,830,758
1,995	Aristotle Floating Rate Income Fund, Class I	18,789
2,809	BlackRock Floating Rate Income Fund, Institutional Class	26,794

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 51.8% (Continued)
	FIXED INCOME - 48.3% (Continued)
8,328	BlackRock High Yield Portfolio Fund, Institutional Class	$ 60,132
19,593	BlackRock National Municipal Fund, Institutional Class	195,739
3,018	BlackRock New York Municipal Opportunities Fund, Institutional Class	31,536
7,880	BlackRock Strategic Income Opportunities Fund, Institutional Class	76,986
8,373	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	86,999
8,247	Credit Suisse Floating Rate High Income Fund, Institutional Class	50,552
1,317,006	Dodge & Cox Global Bond Fund, Class I	14,816,316
2,942,362	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	24,539,302
714	Fidelity Capital & Income Fund, Class I	7,756
4,245,482	FPA New Income Fund, Institutional Class	42,794,455
2,060,470	Holbrook Income Fund, Class I	20,110,188
787,998	JPMorgan Emerging Markets Debt Fund, Class I	5,248,064
8,152,944	JPMorgan Income Fund, Class I	70,196,844
294	Leader Capital High Quality Income Fund, Institutional Class	3,254
1,322	Medalist Partners MBS Total Return Fund, Institutional Class	11,530
12,144	Metropolitan West Total Return Bond Fund, Class I	111,364
893	Neuberger Berman Floating Rate Income Fund, Class I	8,336
10,475	Neuberger Berman Strategic Income Fund, Class I	107,156
10,105	Nuveen All-American Municipal Bond Fund, Class I	100,945
23,794	Nuveen Bond Index Fund, Institutional Class	232,945
20,513	Nuveen High Yield Municipal Bond Fund, Class I	293,339
1,980	Nuveen Intermediate Duration Municipal Bond Fund, Class I	17,659
2,383	Nuveen Preferred Securities and Income Fund, Class I	38,801
10,821	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	101,713
35	Nuveen Strategic Income Fund, Class I	348
470,115	Payden Emerging Markets Bond Fund, Class I	5,260,557
11,169	PIMCO Diversified Income Fund, Institutional Class	112,585
4,015,748	PIMCO Dynamic Bond Fund, Institutional Class	41,562,995
1,169,377	PIMCO Emerging Markets Bond Fund, Institutional Class	10,641,327
10,533	PIMCO Emerging Markets Local Currency and Bond Fund, Institutional Class	67,307
16,816	PIMCO High Yield Municipal Bond Fund, Institutional Class	140,919
19,119,523	PIMCO Income Fund, Institutional Class	210,123,554
807,406	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	8,017,539
512	PIMCO International Bond Fund Unhedged, Institutional Class	4,015

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 51.8% (Continued)
	FIXED INCOME - 48.3% (Continued)
1,105,935	PIMCO Investment Grade Credit Bond Fund, Institutional Class	$ 10,174,600
1,120,022	PIMCO Long-Term Credit Bond Fund, Institutional Class	9,968,193
788	PIMCO Low Duration Income Fund, Institutional Class	6,546
4,131	PIMCO Real Return Fund, Institutional Class	42,836
10,820	PIMCO Total Return Fund, Institutional Class	95,869
4,790,302	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	44,837,225
1,357,682	Thompson Bond Fund, Institutional Class	14,500,039
1,287	Thornburg Strategic Income Fund, Class I	14,929
		564,840,722

	TOTAL OPEN END FUNDS (Cost $582,350,643)	606,237,875

	SHORT-TERM INVESTMENTS — 8.6%
	COLLATERAL FOR SECURITIES LOANED - 8.5%
98,597,785	First American Government Obligations Fund, Class X, 3.67%(b)(c) (Cost $98,597,785)	98,597,785

	MONEY MARKET FUND - 0.1%
1,475,639	First American Government Obligations Fund, Class X, 3.67%(c) (Cost $1,475,639)	1,475,639

	TOTAL SHORT-TERM INVESTMENTS (Cost $100,073,424)	100,073,424

	TOTAL INVESTMENTS - 108.1% (Cost $1,232,027,025)	$ 1,263,590,005
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(94,879,807)
	NET ASSETS - 100.0%	$ 1,168,710,198

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MBS	- Mortgage Backed Security
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $95,636,457, as of December 31, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $98,597,785 at December 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.